Note 29 (Tables)	6 Months Ended
Jun. 30, 2024
Capital Base And Capital Management [Abstract]
Capital Ratios [Table Text Block]
The eligible capital instruments and the risk-weighted assets of the Group (phased-in) are shown below, calculated in accordance with the applicable regulation, considering the entities in scope required by such regulation, as of June 30, 2024 and December 31, 2023:

Capital ratios
	June 2024 ⁽¹⁾	December 2023
Eligible Common Equity Tier 1 capital (millions of Euros) (a)	48,861	46,116
Eligible Additional Tier 1 capital (millions of Euros) (b)	5,915	6,033
Eligible Tier 2 capital (millions of Euros) (c)	9,467	8,182
Risk Weighted Assets (millions of Euros) (d)	383,179	363,915
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	12.75%	12.67%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.54%	1.66%
Tier 1 capital ratio (Tier 1) (A)+(B)	14.30%	14.33%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.47%	2.25%
Total capital ratio (A)+(B)+(C)	16.77%	16.58%
(1) Provisional data.

Leverage Ratio [Table Text Block]
The breakdown of the leverage ratio as of June 30, 2024 and December 31, 2023, calculated according to CRR (Capital Requirements Regulation), is as follows:

Leverage ratio
	June 2024 ⁽¹⁾	December 2023
Tier 1 (millions of Euros) (a)	54,776	52,150
Exposure to leverage ratio (millions of Euros) (b)	809,063	797,888
Leverage ratio (a)/(b) (percentage)	6.77%	6.54%
(1) Provisional data.